Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

As described in Note 6, on January 13, 2012, the Sponsor transferred 10,714 Founder Shares to James C. Musselman in connection with Mr. Musselman’s appointment to the Company’s board of directors, which appointment became effective upon the listing of the Company’s securities on NASDAQ.

On January 27, 2012, the Company’s units, common stock and warrants were approved for listing on NASDAQ. The Company’s units, common stock and warrants began trading on NASDAQ on February 1, 2012 under the symbols “HKACU,” “HKAC” and “HKACW,” respectively. Prior to February 1, 2012, the Company’s units, common stock and warrants were quoted on the Over-the-Counter Bulletin Board quotation system under the symbols “HKACU,” “HKAC” and “HKACW,” respectively.